United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2003

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):  [ ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Quantitative Investment Advisors, Inc.
Address:    55 Old Bedford Road
            Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:       Frederick S. Marius
Title:      President and General Counsel
Phone:      (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Frederick S. Marius     Lincoln, MA  August 15, 2003
[Signature]                [City, State] [Date]

Report Type (Check only one.):

[    ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[  X  ]   13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28 -05386             Columbia Partners, LLC,
     Investment Management
     28 -00399               State Street Boston Corp.